Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Reportable Segments Information

The following represents selected information for the Company’s reportable segments for the three months ended March 31, 2019 and 2018.

	March 31, 2019	December 31, 2018
Assets by Segment
Renewable systems integration	$1,640,549	$1,540,423
Non-renewable systems integration	2,018,493	1,984,084
	$3,659,042	$3,524,507

	For the Three Months Ended
	March 31, 2019	March 31, 2018
Revenue by segment
Renewable systems integration	$49,514	$31,789
Non-renewable system integration	1,654,759	1,694,535
	$1,704,273	$1,726,324

Cost of sales by segment
Renewable systems integration	$37,785	$31,617
Non-renewable system integration	1,158,653	1,209,413
	$1,196,438	$1,241,030

Operating expenses
Renewable Systems integration	$167,540	$161,692
Non-renewable system Integration	459,012	412,992
	$626,552	$574,684
Operating (loss) income by segment
Renewable Systems integration	$(155,811)	$(161,520)
Non-renewable system Integration	37,094	72,130
	$(118,717)	$(89,390)

The following represents selected information for the Company’s reportable segments for the years ended December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017
Assets by Segment
Renewable systems integration	$1,540,423	$27,589
Non-renewable systems integration	1,984,084	1,457,607
	3,524,507	$1,485,196

	For the Years Ended
	December 31, 2018	December 31, 2017
Revenue by segment
Renewable systems integration – related party	$40,548	$85,919
Non-renewable system integration	7,505,889	6,266,967
	$7,546,437	$6,352,886

Cost of sales by segment
Renewable systems integration – related party	$40,376	$87,649
Non-renewable system integration	5,492,607	4,241,421
	$5,532,983	$4,329,070

Operating expenses
Renewable Systems integration	$565,700	$261,118
Non-renewable system Integration	1,881,160	1,699,745
	$2,446,860	$1,960,863
Operating (loss) income by segment
Renewable Systems integration	$(565,528)	$(262,633)
Non-renewable system Integration	132,122	325,586
	$(433,406)	$62,953